Post-employment benefit plans - Healthcare Cost Trend Rates and Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 3
Impact on net post-employment benefit plans cost, decrease in assumption	(3)
Impact on post-employment benefit obligation, increase in assumption	75
Impact on post-employment benefit obligation, decrease in assumption	$ (65)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (83)
Impact on net post-employment benefit plans cost, decrease in assumption	72
Impact on post-employment benefit obligation, increase in assumption	(1,022)
Impact on post-employment benefit obligation, decrease in assumption	1,123
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	29
Impact on net post-employment benefit plans cost, decrease in assumption	(31)
Impact on post-employment benefit obligation, increase in assumption	612
Impact on post-employment benefit obligation, decrease in assumption	$ (634)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ 46
Impact on net post-employment benefit plans cost, decrease in assumption	(38)
Impact on post-employment benefit obligation, increase in assumption	907
Impact on post-employment benefit obligation, decrease in assumption	$ (752)